Provisions for expected credit losses/impairment charges - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - Provisions for ECL on loans and credit commitments - AUD ($)
$ in Millions
	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	$ 6,132	$ 3,913
Business activity during the year	(444)	195
Net remeasurement of provision for ECL	119	3,156
Write-offs	(836)	(1,170)
Exchange rate and other adjustments	28	38
Balance at the end of the year	4,999	6,132
Housing
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,916	1,108
Business activity during the year	(187)	(170)
Net remeasurement of provision for ECL	(188)	1,078
Write-offs	(76)	(120)
Exchange rate and other adjustments	43	20
Balance at the end of the year	1,508	1,916
Personal
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	856	975
Business activity during the year	(33)	(52)
Net remeasurement of provision for ECL	294	635
Write-offs	(461)	(728)
Exchange rate and other adjustments	26	26
Balance at the end of the year	682	856
Business
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	3,360	1,830
Business activity during the year	(224)	417
Net remeasurement of provision for ECL	13	1,443
Write-offs	(299)	(322)
Exchange rate and other adjustments	(41)	(8)
Balance at the end of the year	2,809	3,360
Performing - Stage 1
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,084	884
Transfers to Stage 1	1,246	1,578
Transfers to Stage 2	(200)	(345)
Transfers to Stage 3	(8)	(7)
Business activity during the year	122	212
Net remeasurement of provision for ECL	(1,284)	(1,233)
Exchange rate and other adjustments	(24)	(5)
Balance at the end of the year	936	1,084
Performing - Stage 1 | Housing
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	192	163
Transfers to Stage 1	283	566
Transfers to Stage 2	(36)	(68)
Business activity during the year	42	25
Net remeasurement of provision for ECL	(322)	(492)
Exchange rate and other adjustments	1	(2)
Balance at the end of the year	160	192
Performing - Stage 1 | Personal
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	216	268
Transfers to Stage 1	476	744
Transfers to Stage 2	(98)	(154)
Transfers to Stage 3	(1)	(1)
Business activity during the year	27	35
Net remeasurement of provision for ECL	(468)	(676)
Exchange rate and other adjustments	1
Balance at the end of the year	153	216
Performing - Stage 1 | Business
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	676	453
Transfers to Stage 1	487	268
Transfers to Stage 2	(66)	(123)
Transfers to Stage 3	(7)	(6)
Business activity during the year	53	152
Net remeasurement of provision for ECL	(494)	(65)
Exchange rate and other adjustments	(26)	(3)
Balance at the end of the year	623	676
Performing - Stage 2
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,875	1,674
Transfers to Stage 1	(1,128)	(1,528)
Transfers to Stage 2	1,290	1,161
Transfers to Stage 3	(507)	(955)
Business activity during the year	(223)	60
Net remeasurement of provision for ECL	(200)	2,474
Exchange rate and other adjustments	(16)	(11)
Balance at the end of the year	2,091	2,875
Performing - Stage 2 | Housing
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	747	354
Transfers to Stage 1	(265)	(542)
Transfers to Stage 2	677	472
Transfers to Stage 3	(120)	(276)
Business activity during the year	(49)	(53)
Net remeasurement of provision for ECL	(253)	798
Exchange rate and other adjustments	4	(6)
Balance at the end of the year	741	747
Performing - Stage 2 | Personal
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	408	459
Transfers to Stage 1	(469)	(732)
Transfers to Stage 2	281	368
Transfers to Stage 3	(202)	(342)
Business activity during the year	(25)	(37)
Net remeasurement of provision for ECL	360	694
Exchange rate and other adjustments	2	(2)
Balance at the end of the year	355	408
Performing - Stage 2 | Business
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,720	861
Transfers to Stage 1	(394)	(254)
Transfers to Stage 2	332	321
Transfers to Stage 3	(185)	(337)
Business activity during the year	(149)	150
Net remeasurement of provision for ECL	(307)	982
Exchange rate and other adjustments	(22)	(3)
Balance at the end of the year	995	1,720
Non-performing - Stage 3
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,173	1,355
Transfers to Stage 1	(118)	(50)
Transfers to Stage 2	(1,090)	(816)
Transfers to Stage 3	515	962
Business activity during the year	(343)	(77)
Net remeasurement of provision for ECL	1,603	1,915
Write-offs	(836)	(1,170)
Exchange rate and other adjustments	68	54
Balance at the end of the year	1,972	2,173
Non-performing - Stage 3 | Housing
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	977	591
Transfers to Stage 1	(18)	(24)
Transfers to Stage 2	(641)	(404)
Transfers to Stage 3	120	276
Business activity during the year	(180)	(142)
Net remeasurement of provision for ECL	387	772
Write-offs	(76)	(120)
Exchange rate and other adjustments	38	28
Balance at the end of the year	607	977
Non-performing - Stage 3 | Personal
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	232	248
Transfers to Stage 1	(7)	(12)
Transfers to Stage 2	(183)	(214)
Transfers to Stage 3	203	343
Business activity during the year	(35)	(50)
Net remeasurement of provision for ECL	402	617
Write-offs	(461)	(728)
Exchange rate and other adjustments	23	28
Balance at the end of the year	174	232
Non-performing - Stage 3 | Business
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	964	516
Transfers to Stage 1	(93)	(14)
Transfers to Stage 2	(266)	(198)
Transfers to Stage 3	192	343
Business activity during the year	(128)	115
Net remeasurement of provision for ECL	814	526
Write-offs	(299)	(322)
Exchange rate and other adjustments	7	(2)
Balance at the end of the year	1,191	964
Parent Entity
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	5,172	3,378
Business activity during the year	(387)	207
Net remeasurement of provision for ECL	163	2,655
Write-offs	(739)	(1,105)
Exchange rate and other adjustments	54	37
Balance at the end of the year	4,263	5,172
Parent Entity | Housing
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,688	1,033
Business activity during the year	(169)	(154)
Net remeasurement of provision for ECL	(146)	895
Write-offs	(63)	(111)
Exchange rate and other adjustments	34	25
Balance at the end of the year	1,344	1,688
Parent Entity | Personal
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	715	843
Business activity during the year	(22)	(38)
Net remeasurement of provision for ECL	316	584
Write-offs	(438)	(699)
Exchange rate and other adjustments	18	25
Balance at the end of the year	589	715
Parent Entity | Business
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,769	1,502
Business activity during the year	(196)	399
Net remeasurement of provision for ECL	(7)	1,176
Write-offs	(238)	(295)
Exchange rate and other adjustments	2	(13)
Balance at the end of the year	2,330	2,769
Parent Entity | Performing - Stage 1
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	913	747
Transfers to Stage 1	1,058	1,150
Transfers to Stage 2	(173)	(266)
Transfers to Stage 3	(7)	(6)
Business activity during the year	110	188
Net remeasurement of provision for ECL	(1,121)	(897)
Exchange rate and other adjustments		(3)
Balance at the end of the year	780	913
Parent Entity | Performing - Stage 1 | Housing
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	149	141
Transfers to Stage 1	246	376
Transfers to Stage 2	(32)	(44)
Business activity during the year	39	19
Net remeasurement of provision for ECL	(284)	(343)
Balance at the end of the year	118	149
Parent Entity | Performing - Stage 1 | Personal
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	190	229
Transfers to Stage 1	403	549
Transfers to Stage 2	(92)	(131)
Transfers to Stage 3	(1)	(1)
Business activity during the year	28	36
Net remeasurement of provision for ECL	(394)	(492)
Balance at the end of the year	134	190
Parent Entity | Performing - Stage 1 | Business
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	574	377
Transfers to Stage 1	409	225
Transfers to Stage 2	(49)	(91)
Transfers to Stage 3	(6)	(5)
Business activity during the year	43	133
Net remeasurement of provision for ECL	(443)	(62)
Exchange rate and other adjustments		(3)
Balance at the end of the year	528	574
Parent Entity | Performing - Stage 2
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,390	1,420
Transfers to Stage 1	(960)	(1,125)
Transfers to Stage 2	1,094	930
Transfers to Stage 3	(449)	(773)
Business activity during the year	(199)	64
Net remeasurement of provision for ECL	(140)	1,880
Exchange rate and other adjustments	(1)	(6)
Balance at the end of the year	1,735	2,390
Parent Entity | Performing - Stage 2 | Housing
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	635	335
Transfers to Stage 1	(237)	(365)
Transfers to Stage 2	624	391
Transfers to Stage 3	(115)	(233)
Business activity during the year	(43)	(45)
Net remeasurement of provision for ECL	(190)	552
Balance at the end of the year	674	635
Parent Entity | Performing - Stage 2 | Personal
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	332	401
Transfers to Stage 1	(401)	(547)
Transfers to Stage 2	251	313
Transfers to Stage 3	(182)	(307)
Business activity during the year	(20)	(31)
Net remeasurement of provision for ECL	324	503
Balance at the end of the year	304	332
Parent Entity | Performing - Stage 2 | Business
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,423	684
Transfers to Stage 1	(322)	(213)
Transfers to Stage 2	219	226
Transfers to Stage 3	(152)	(233)
Business activity during the year	(136)	140
Net remeasurement of provision for ECL	(274)	825
Exchange rate and other adjustments	(1)	(6)
Balance at the end of the year	757	1,423
Parent Entity | Non-performing - Stage 3
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,869	1,211
Transfers to Stage 1	(98)	(25)
Transfers to Stage 2	(921)	(664)
Transfers to Stage 3	456	779
Business activity during the year	(298)	(45)
Net remeasurement of provision for ECL	1,424	1,672
Write-offs	(739)	(1,105)
Exchange rate and other adjustments	55	46
Balance at the end of the year	1,748	1,869
Parent Entity | Non-performing - Stage 3 | Housing
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	904	557
Transfers to Stage 1	(9)	(11)
Transfers to Stage 2	(592)	(347)
Transfers to Stage 3	115	233
Business activity during the year	(165)	(128)
Net remeasurement of provision for ECL	328	686
Write-offs	(63)	(111)
Exchange rate and other adjustments	34	25
Balance at the end of the year	552	904
Parent Entity | Non-performing - Stage 3 | Personal
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	193	213
Transfers to Stage 1	(2)	(2)
Transfers to Stage 2	(159)	(182)
Transfers to Stage 3	183	308
Business activity during the year	(30)	(43)
Net remeasurement of provision for ECL	386	573
Write-offs	(438)	(699)
Exchange rate and other adjustments	18	25
Balance at the end of the year	151	193
Parent Entity | Non-performing - Stage 3 | Business
Reconciliation of provisions for ECL on loans and credit commitments
Balance at the beginning of the year	772	441
Transfers to Stage 1	(87)	(12)
Transfers to Stage 2	(170)	(135)
Transfers to Stage 3	158	238
Business activity during the year	(103)	126
Net remeasurement of provision for ECL	710	413
Write-offs	(238)	(295)
Exchange rate and other adjustments	3	(4)
Balance at the end of the year	$ 1,045	$ 772